Basis of Presentation and Consolidation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

Note 2. Basis of Presentation and Consolidation

The accompanying Condensed Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) using the U.S. dollar as the reporting currency. They do not include all the information and footnotes required by GAAP for complete financial statements. The Condensed Consolidated Financial Statements include the activities of the Company and its wholly owned and/or controlled subsidiaries. All intercompany balances and transactions have been eliminated. The Condensed Consolidated Balance Sheet as of December 31, 2021 was derived from the audited financial statements, but does not include all disclosures required by GAAP.

The interim financial information is unaudited but, in the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair statement of results for the interim periods have been included. Operating results from any interim period are not necessarily indicative of the results that may be expected for the full fiscal year. The Condensed Consolidated Financial Statements and related notes should be read in conjunction with the audited December 31, 2021 consolidated financial statements and notes thereto included in our Registration Statement on Form S-4 (File No. 333-264464) filed with the U.S. Securities and Exchange Commission (“SEC”) on April 25, 2022, as amended by Amendments No. 1, 2, 3 and 4 thereto filed with SEC on June 10, 2022, July 15, 2022, August 1, 2022 and August 3, 2022, respectively. Accordingly, certain significant accounting policies and other disclosures normally provided have been omitted from the accompanying Condensed Consolidated Financial Statements and related notes since such items are disclosed in our audited financial statements.

Note 2. Basis of Presentation and Consolidation

The Consolidated Financial Statements include the activities of the Company and its wholly owned and/or controlled subsidiaries. All material intercompany balances and transactions have been eliminated. The Consolidated Financial Statements include the results of S&D from the date of acquisition (see Note 5).

The accompanying Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) using the U.S. dollar as the reporting currency.

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported financial position, results of operations, or cash flows.

Going Concern

In accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about and Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its obligations as they become due within one year after the date that the financial statements are available to be issued. As of the date of the issuance of these financial statements, the Company believes that its projected cash flow from operations, existing cash ($19.0 million as of February 28, 2022) and available borrowings from its asset-based lending facility will be sufficient to fund operations for at least the next twelve months. The Company is dependent on its ability to generate cash flows from operations to finance its operations, service its debt requirements, maintain compliance with its covenants, and to fund capital requirements.  If the Company is not able to generate sufficient cash flows from operations or is not able to maintain compliance with its financial covenants (see Note 13), management will use its best efforts to raise additional capital or negotiate with its lenders to modify its covenants. As management’s ability to raise capital or amend its financial covenants cannot be assured, management has committed to delay growth capital expenditures and/or reduce operating expenses, as necessary, in order to have adequate liquidity and to remain in compliance with its debt covenants. The accompanying Consolidated Financial Statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business.